Stock Options and Warrants (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Stock Options and Warrants [Abstract]
Balance, December 31, 2013	8,910,000
Forfeited during 2014	(1,532,400)
Cancelled during 2014	(8,610,000)
Reissued during 2014	8,610,000
Granted during 2014	5,985,266
Balance, December 31, 2014	13,362,866
Exercisable on December 31, 2014	3,644,471
Weighted Average Excerise Price, Balance, December 31, 2013	$ 1.289
Weighted Average Excerise Price, Forfeited during 2014	$ 0.48
Weighted Average Excerise Price, Cancelled during 2014	$ 1.29
Weighted Average Excerise Price, Reissued during 2014	$ 0.35
Weighted Average Excerise Price, Granted during 2014	$ 0.25
Weighted Average Excerise Price, Balance, December 31, 2014	$ 0.30
Weighted Average Excerise Price, Exercisable on December 31, 2014	$ 0.37
Weighted Average Remaining Contractual Life, Balance, December 31, 2013	6 years 3 months 18 days
Weighted Average Remaining Contractual Life, Balance, December 31, 2014	6 years 6 months 4 days
Weighted Average Remaining Contractual Life, Exercisable on December 31, 2014	5 years 6 months 11 days
Outstanding Options, Aggregate Intrinsic Value	$ 47,000
Exercisable Options, Aggregate Intrinsic Value	$ 2,000